5. GROUP STRUCTURE (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)
Refining and distribution [member]
Disclosure of group structure [Line Items]
Sale price	$ 28	[1]
Book value of assets sold and costs associated with the transaction	(28)
Result for sale	0
PELSA [member]
Disclosure of group structure [Line Items]
Sale price	270	[1]
Book value of assets sold and costs associated with the transaction	(226)
Result for sale	44
Interests	4	[2]
Income tax	(22)
Imputed in results	26
Other comprehensive income (loss)
Reclasification exchange differences on translation	6
Income tax	(2)
Imputed in Other comprehensive income	4
Total comprehensive income	$ 30

[1]	Sale price recorded as of December 31, 2018 arises from the financial statements denominated in pesos in accordance with IAS 29, and was translated into U.S. Dollars using the exchange rate as of that date.
[2]	Are exposed in "Financial income" in the consolidated statement of comprehensive income related to discontinued operations.